Operating, General And Administrative Expenses And Restructuring Costs (Details) - CAD ($) $ in Millions		12 Months Ended
		Aug. 31, 2019	Aug. 31, 2018
Operating, General And Administrative Expenses And Restructuring Costs [Abstract]
Employee salaries and benefits	[1]	$ 663	$ 1,158
Purchase of goods and services		2,514	2,420
Total operating costs		3,177	3,578
Employee-related restructuring costs		$ 9	$ 423

[1]
For the year ended August 31, 2019, employee salaries and benefits include a recovery of $9 in employee-related restructuring costs compared to $423 in restructuring costs for the year ended August 31, 2018.